Cost of revenue	9 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Cost of revenue	Cost of revenue
The following table represents cost of revenue for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
Employee salaries and benefits	4,576	3,873	13,875	12,149
Web hosting fees	1,299	1,329	3,701	3,589
Third party service fees	2,605	1,763	6,878	4,361
Other	299	175	789	572
	8,779	7,140	25,243	20,671